DISPOSALS	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
DISPOSALS	14DISPOSALS
14.1. DISPOSAL OF MINERAÇÃO SERRA GRANDE MINE
On 1 December 2025, AngloGold Ashanti completed the sale of its entire interest in Mineração Serra Grande S.A. (MSG), located in the state of Goiás, Brazil, to Aura Minerals Inc. The MSG operation comprised three mechanised underground mines and an open pit, with one dedicated metallurgical plant with an annual capacity of 1.5Mt. The disposal forms part of the Group’s ongoing portfolio optimisation strategy.
The total consideration for the sale of $117m comprised $73m received as a cash payment and $44m as contingent consideration. The contingent consideration for the sale of MSG comprised undiscounted cash flows as follows:
•Payments equivalent to a 3% net smelter returns participation over the then identified Mineral Resource of MSG inclusive of
Mineral Reserve.
•The contingent consideration payments were discounted using a real discount rate of 8%.
Immediately prior to the completion of the sale, the disposal group was recognised at its fair value less costs to sell, which resulted in a reversal of previously recognised impairment losses of $58m.
MSG forms part of the Americas segment and is not an operating segment on its own. MSG did not meet the definition of a discontinued operation.
The net assets disposed of and fair value of the consideration received / receivable are as follows:

Figures in millions - US Dollars	2025
Tangible assets	146
Right of use assets	6
Inventories	21
Trade, other receivables and other assets	20
Cash and cash equivalents	21
Lease liabilities	(6)
Trade and other payables	(84)
Environmental rehabilitation and other provisions	(30)
Tax indemnity liability	23
Net assets disposed of	117
Consideration received	(117)
Cash	(73)
Contingent consideration asset	(44)
14.2. DISPOSAL OF DOROPO AND ARCHEAN-BIRIMIAN CONTACT (ABC) PROJECTS
The Doropo and ABC gold projects were acquired by AngloGold Ashanti as part of the Centamin transaction on 22 November
2024. On 1 May 2025, in line with its portfolio optimisation strategy, AngloGold Ashanti completed the sale of its entire interest in the Doropo and Archean-Birimian Contact (ABC) projects in Côte d’Ivoire to Resolute Mining Limited.
The total consideration for the sale of $162m comprised $25m received as a cash payment, $103m as deferred consideration and $34m as contingent consideration which resulted in a loss on disposal of $47m. The deferred and contingent consideration for the sale of the Doropo project comprise undiscounted future cash flows to be paid in three tranches as follows:
•Deferred consideration:
◦$50m in cash 18 months after completion of the sale, and
◦$75m in cash 30 months after completion of the sale.
•Contingent consideration:
◦Either (i) the acquisition of the Mansala project or (ii) an additional amount of $25m if the acquisition cannot be completed within 18 months.
The contingent consideration for the sale of the ABC project comprises probability weighted cash flows relating to a milestone payment of $10m in cash on declaration of a JORC-compliant 1.0 Moz Mineral Reserve on the then identified ABC project tenements, and a 2% Net Smelter Royalty over any gold production from any Mineral Resource on the then identified ABC project tenements.
The net assets disposed of, fair value of the consideration received / receivable and loss on disposal are as follows:

Figures in millions - US Dollars	2025
Tangible assets	207
Net trade and other receivables	1
Cash and cash equivalents	1
Net assets disposed of	209
Consideration received	162
Cash	25
Contingent consideration	34
Deferred consideration	103
Loss on disposal	47
The Doropo and ABC projects formed part of the Africa segment and were not an operating segment on their own and did not meet the definition of a discontinued operation.